UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/18

Item 1. Schedule of Investments.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2018 (unaudited)

Franklin NextStep Conservative Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 96.4%
Domestic Equity 15.7%
[a] Franklin Growth Fund, Class R6	1,244	$132,266
iShares Core S&P 500 ETF	825	241,263
iShares S&P 500 Value ETF	905	105,026
Pioneer Fundamental Growth Fund, Class K	1,970	49,599
		528,154
Domestic Fixed Income 62.1%
Delaware Corporate Bond Fund, Class I	48,064	270,119
[a] Franklin Low Duration Total Return Fund, Class R6	43,175	419,231
[a] Franklin Strategic Income Fund, Class R6	39,205	375,972
iShares 3-7 Year Treasury Bond ETF	2,615	313,983
iShares Core U.S. Aggregate Bond ETF	3,551	377,862
Prudential Core Bond Fund, Class Q	34,742	336,305
		2,093,472
Foreign Equity 9.2%
Columbia Contrarian Europe Fund, Class Z	6,833	49,747
[a] Franklin Mutual European Fund, Class R6	2,451	51,020
Hennessy Japan Fund, Class I	1,247	46,388
iShares Core MSCI Emerging Markets ETF	757	39,599
iShares Core MSCI Europe ETF	940	45,167
iShares MSCI Japan ETF	592	34,466
Van Eck Emerging Markets Fund, Class I	2,578	43,313
		309,700
Foreign Fixed Income 9.4%
[a] Templeton Global Total Return Fund, Class R6	27,750	317,189
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $3,136,896)		3,248,515

Short Term Investments (Cost $108,095) 3.2%

Money Market Funds 3.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.64%.	108,095	108,095
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $3,244,991) 99.6%		3,356,610
Other Assets, less Liabilities 0.4%.		12,657
Net Assets 100.0%		$3,369,267

See Abbreviations on page 22.

aSee Note 3 regarding investments in FT Underlying Funds.
bThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2018 (unaudited)

Franklin NextStep Growth Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.3%
Alternative Strategies 3.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	6,671	$77,250
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	23,207	151,543
		228,793
Domestic Equity 47.3%
[a] Franklin Growth Fund, Class R6	8,600	914,326
iShares Core S&P 500 ETF	5,540	1,620,118
iShares S&P 500 Value ETF	6,226	722,527
Pioneer Fundamental Growth Fund, Class K	15,379	387,238
		3,644,209
Domestic Fixed Income 17.9%
Delaware Corporate Bond Fund, Class I	35,625	200,216
[a] Franklin Low Duration Total Return Fund, Class R6	28,251	274,321
[a] Franklin Strategic Income Fund, Class R6	25,704	246,498
iShares Core U.S. Aggregate Bond ETF	1,891	201,221
Prudential Core Bond Fund, Class Q	25,797	249,714
Schwab Short-Term U.S. Treasury ETF	4,130	205,385
		1,377,355
Foreign Equity 27.7%
Columbia Contrarian Europe Fund, Class Z	51,184	372,620
[a] Franklin Mutual European Fund, Class R6	16,845	350,707
Hennessy Japan Fund, Class I	9,291	345,635
iShares Core MSCI Emerging Markets ETF	4,658	243,660
iShares Core MSCI Europe ETF	5,930	284,937
iShares MSCI Japan ETF	3,529	205,459
Van Eck Emerging Markets Fund, Class I	19,590	329,103
		2,132,121
Foreign Fixed Income 2.4%
[a] Templeton Global Total Return Fund, Class R6	16,110	184,133
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $6,761,898)		7,566,611

Short Term Investments (Cost $123,570) 1.6%

Money Market Funds 1.6%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.64%.	123,570	123,570
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $6,885,468) 99.9%		7,690,181
Other Assets, less Liabilities 0.1%.		5,686
Net Assets 100.0%		$7,695,867

See Abbreviations on page 22.

aSee Note 3 regarding investments in FT Underlying Funds.
bThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 2

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2018 (unaudited)

Franklin NextStep Moderate Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.6%
Alternative Strategies 3.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	12,622	$146,162
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	43,797	285,997
		432,159
Domestic Equity 37.3%
[a] Franklin Growth Fund, Class R6	12,776	1,358,173
iShares Core S&P 500 ETF	8,330	2,436,025
iShares S&P 500 Value ETF	9,237	1,071,954
Pioneer Fundamental Growth Fund, Class K	21,601	543,926
		5,410,078
Domestic Fixed Income 31.0%
Delaware Corporate Bond Fund, Class I	112,119	630,112
[a] Franklin Low Duration Total Return Fund, Class R6	92,589	899,037
[a] Franklin Strategic Income Fund, Class R6	84,168	807,171
iShares Core U.S. Aggregate Bond ETF	6,558	697,837
Prudential Core Bond Fund, Class Q	81,186	785,880
Schwab Short-Term U.S. Treasury ETF	13,540	673,344
		4,493,381
Foreign Equity 22.9%
Columbia Contrarian Europe Fund, Class Z	77,523	564,369
[a] Franklin Mutual European Fund, Class R6	26,374	549,110
Hennessy Japan Fund, Class I	14,053	522,773
iShares Core MSCI Emerging Markets ETF	7,156	374,330
iShares Core MSCI Europe ETF	9,745	468,247
iShares MSCI Japan ETF	5,927	345,070
Van Eck Emerging Markets Fund, Class I	29,592	497,134
		3,321,033
Foreign Fixed Income 4.4%
[a] Templeton Global Total Return Fund, Class R6	55,018	628,850
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $13,021,345)		14,285,501

Short Term Investments 1.5%

Money Market Funds (Cost $209,254) 1.5%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.64%	209,254	209,254

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin NextStep Moderate Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $3,274) 0.0%†
[c] Joint Repurchase Agreement, 1.951%, 9/04/18 (Maturity Value $3,274)
BNP Paribas Securities Corp. (Maturity Value $1,426)
Deutsche Bank Securities Inc. (Maturity Value $243)
HSBC Securities (USA) Inc. (Maturity Value $1,605)
Collateralized by U.S. Government Agency Securities, 0.00% - 4.50%, 11/15/23 - 8/20/47 [d]U.S.
Treasury Bill, 12/13/18 - 12/20/18; and U.S. Treasury Note, 1.125% - 3.50%, 2/28/19 - 3/31/23 (valued
at $3,339)	$3,274	$3,274
Total Investments (Cost $13,233,873) 100.1%		14,498,029
Other Assets, less Liabilities (0.1)%		(8,286)
Net Assets 100.0%		$14,489,743

See Abbreviations on page 22.

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bThe rate shown is the annualized seven-day effective yield at period end.
cInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2018, all repurchase agreements had been entered into on that date.
dThe security was issued on a discount basis with no stated coupon rate.

|4

	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds 70.3%
Automobiles & Components 2.8%
Toyota Motor Credit Corp., senior note, 2.00%, 10/24/18	United States	$100,000	$99,961
Banks 19.7%
Bank of America Corp., senior note, 6.875%, 11/15/18	United States	100,000	100,871
Bank of Nova Scotia, senior note, 2.05%, 10/30/18	Canada	100,000	99,943
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC, senior note, 2.40%,
12/12/18	France	100,000	99,981
Citigroup Inc., senior note, 2.50%, 9/26/18	United States	100,000	100,013
HSBC USA Inc., senior note, 2.625%, 9/24/18	United States	100,000	100,017
KeyCorp., senior note, 2.30%, 12/13/18	United States	50,000	49,993
Royal Bank of Canada, secured note, 2.00%, 10/01/18.	Canada	100,000	99,969
Suntrust Banks Inc., senior note, 2.35%, 11/01/18	United States	50,000	50,000
			700,787
Capital Goods 7.0%
Caterpillar Financial Services Corp., senior note, 1.80%, 11/13/18	United States	100,000	99,906
John Deere Capital Corp., senior note, 1.95%, 12/13/18	United States	100,000	99,875
Lockheed Martin Corp., senior note, 1.85%, 11/23/18	United States	50,000	49,928
			249,709
Consumer Services 2.8%
Starbucks Corp., senior note, 2.00%, 12/05/18.	United States	100,000	99,898
Diversified Financials 2.8%
Morgan Stanley, senior note, 2.20%, 12/07/18	United States	100,000	99,940
Energy 7.0%
Apache Corp., senior note, 6.90%, 9/15/18	United States	50,000	50,061
Devon Energy Corp., senior note, 2.25%, 12/15/18.	United States	50,000	49,944
Shell International Finance BV, senior note, 2.00%, 11/15/18	Netherlands	100,000	99,955
Spectra Energy Partners LP, senior note, 2.95%, 9/25/18	United States	50,000	50,015
			249,975
Food & Staples Retailing 1.4%
Kroger Co., senior bond, 6.80%, 12/15/18	United States	50,000	50,579
Food, Beverage & Tobacco 4.3%
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	50,000	50,636
The Coca-Cola Co., senior note, 1.65%, 11/01/18	United States	100,000	99,855
			150,491
Health Care Equipment & Services 2.8%
CVS Health Corp., senior note, 2.25%, 12/05/18	United States	50,000	49,964
Laboratory Corp. of America Holdings, senior note, 2.50%, 11/01/18	United States	50,000	50,000
			99,964
Household & Personal Products 2.8%
The Procter & Gamble Co., senior note, 1.60%, 11/15/18	United States	100,000	99,866
Materials 2.8%
Monsanto Co., senior note, 1.85%, 11/15/18	United States	50,000	49,911
Praxair Inc., senior note, 1.25%, 11/07/18	United States	50,000	49,903
			99,814
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Abbvie Inc., senior note, 2.00%, 11/06/18	United States	50,000	49,962
Semiconductors & Semiconductor Equipment 1.4%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	50,000	49,990

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN FUND ALLOCATOR SERIES

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2018 Fund (continued)
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds (continued)
Technology Hardware & Equipment 1.4%
Tyco Electronics Group SA, senior note, 2.375%, 12/17/18	Switzerland	$50,000	$49,958
Telecommunication Services 1.4%
AT&T Inc., senior note, 2.375%, 11/27/18	United States	50,000	49,975
Utilities 8.5%
Berkshire Hathaway Energy Co., senior note, 2.00%, 11/15/18	United States	50,000	49,971
[a] Dominion Energy Inc., senior note, 144A, 1.875%, 12/15/18	United States	50,000	49,909
Duke Energy Carolinas LLC, secured note, 7.00%, 11/15/18	United States	100,000	100,860
Georgia Power Co., senior note, 1.95%, 12/01/18.	United States	100,000	99,861
			300,601
Total Corporate Bonds (Cost $2,504,583)			2,501,470
Foreign Government and Agency Securities (Cost $99,932) 2.8%
European Investment Bank, senior note, 1.625%, 12/18/18	Supranational[b]	100,000	99,815
U.S. Government and Agency Securities 17.0%
FHLB, 3.75%, 12/14/18	United States	125,000	125,527
FNMA, 1.625%, 11/27/18	United States	175,000	174,783
U.S. Treasury Note,
1.375%, 12/31/18.	United States	130,000	129,669
1.50%, 12/31/18	United States	175,000	174,623
Total U.S. Government and Agency Securities
(Cost $606,231)			604,602
Total Investments before Short Term Investments (Cost $3,210,746)			3,205,887

		Shares

Short Term Investments (Cost $297,931) 8.4%

Money Market Funds 8.4%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.64%	United States	297,931	297,931
Total Investments (Cost $3,508,677) 98.5%			3,503,818
Other Assets, less Liabilities 1.5%			53,811
Net Assets 100.0%.			$3,557,629

See Abbreviations on page 22.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
August 31, 2018, the value of this security was $49,909, representing 1.4% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 3 regarding investments in FT Underlying Funds.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2018 (unaudited)

Franklin Payout 2019 Fund

		Principal
	Country	Amount*	Value
Corporate Bonds 78.1%
Banks 14.8%
Bank of Nova Scotia, secured note, 2.125%, 9/11/20	Canada	$100,000	$99,341
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	99,384
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	99,407
Royal Bank of Canada, secured note, 2.20%, 9/23/20	Canada	100,000	99,302
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	99,531
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	102,399
			599,364
Capital Goods 17.3%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	102,255
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	99,491
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	101,814
Emerson Electric Co., senior bond, 4.875%, 10/15/19.	United States	100,000	102,221
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	98,911
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	101,654
United Technologies Corp., senior note, 1.50%, 11/01/19	United States	100,000	98,460
			704,806
Commercial & Professional Services 1.3%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	51,301
Diversified Financials 5.0%
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19	United States	100,000	99,658
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	102,825
			202,483
Energy 8.6%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	99,425
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	49,798
Equinor ASA, senior note, 2.25%, 11/08/19	Norway	100,000	99,470
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	50,009
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	49,619
			348,321
Food & Staples Retailing 3.7%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	98,791
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	49,852
			148,643
Food, Beverage & Tobacco 3.8%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	104,541
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United Kingdom	50,000	51,078
			155,619
Health Care Equipment & Services 5.1%
Abbott Laboratories, senior note, 2.35%, 11/22/19	United States	8,000	7,949
Becton Dickinson and Co., senior note, 2.675%, 12/15/19	United States	50,000	49,760
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	99,415
Zimmer Biomet Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	50,841
			207,965
Materials 3.7%
Eastman Chemical Co., senior bond, 5.50%, 11/15/19	United States	50,000	51,544
PPG Industries Inc., senior note, 2.30%, 11/15/19	United States	100,000	99,182
			150,726

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2019 Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Media 2.4%
[a] Discovery Communications LLC, senior note, 144A, 2.75%, 11/15/19	United States	$50,000	$49,736
Viacom Inc., senior note, 2.75%, 12/15/19	United States	50,000	49,557
			99,293
Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	99,193
Real Estate 1.3%
Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	50,000	52,272
Telecommunication Services 1.3%
AT&T Inc., senior note, 5.875%, 10/01/19	United States	50,000	51,490
Utilities 7.4%
Dominion Energy Inc., senior note, 2.50%, 12/01/19	United States	50,000	49,664
DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	49,539
Georgia Power Co., senior note, 4.25%, 12/01/19.	United States	100,000	101,595
Progress Energy Inc., senior bond, 4.875%, 12/01/19.	United States	50,000	51,217
Public Service Electric and Gas Co., secured note, 2.00%, 8/15/19	United States	50,000	49,644
			301,659
Total Corporate Bonds (Cost $3,195,202)			3,173,135
U.S. Government and Agency Securities 17.5%
FFCB, 1.95%, 12/17/19.	United States	150,000	148,810
FHLB,
1.25%, 12/13/19	United States	160,000	157,375
2.375%, 12/13/19.	United States	210,000	209,571
FNMA, 1.75%, 11/26/19	United States	200,000	198,110
Total U.S. Government and Agency Securities
(Cost $721,935)			713,866
Total Investments before Short Term Investments (Cost $3,917,137)			3,887,001

		Shares

Short Term Investments (Cost $112,046) 2.8%

Money Market Funds 2.8%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.64%	United States	112,046	112,046
Total Investments (Cost $4,029,183) 98.4%			3,999,047
Other Assets, less Liabilities 1.6%			64,722
Net Assets 100.0%.			$4,063,769

See Abbreviations on page 22.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
August 31, 2018, the value of this security was $49,736, representing 1.2% of net assets.
bThe rate shown is the annualized seven-day effective yield at period end.
cSee Note 3 regarding investments in FT Underlying Funds.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2018 (unaudited)

Franklin Payout 2020 Fund

	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds 73.5%
Banks 5.0%
Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$100,000	$99,089
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	102,233
			201,322
Capital Goods 11.0%
Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	97,572
Caterpillar Financial Services Corp., senior note, 2.50%, 11/13/20	United States	100,000	98,724
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	101,986
Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	49,440
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	100,364
			448,086
Consumer Services 2.5%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	50,787
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	50,188
			100,975
Diversified Financials 5.0%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	104,175
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	101,032
			205,207
Energy 11.3%
Energy Transfer Partners LP, senior note, 4.15%, 10/01/20	United States	50,000	50,685
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	51,978
Equinor ASA, senior note, 2.90%, 11/08/20	Norway	100,000	99,793
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	51,884
Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	52,625
The Williams Cos. Inc., senior note, 4.125%, 11/15/20	United States	50,000	50,665
TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	101,359
			458,989
Food, Beverage & Tobacco 7.5%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	100,708
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	103,040
PepsiCo Inc., senior bond, 3.125%, 11/01/20.	United States	100,000	100,554
			304,302
Health Care Equipment & Services 6.3%
Becton Dickinson and Co., senior note, 3.25%, 11/12/20.	United States	50,000	49,955
Cigna Corp., senior bond, 4.375%, 12/15/20	United States	50,000	51,077
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	51,226
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	101,640
			253,898
Household & Personal Products 2.5%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	99,952
Insurance 8.8%
AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	Netherlands	100,000	104,964
Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	100,000	100,264
Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	51,474
Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	101,711
			358,413

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)
	Country/	Principal
	Organization	Amount*		Value
Corporate Bonds (continued)
Materials 2.1%
The Dow Chemical Co., senior bond, 4.25%, 11/15/20	United States	$31,000		$31,679
[a] Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States	50,000		52,274
				83,953
Media 1.3%
21st Century Fox America Inc., senior bond, 5.65%, 8/15/20	United States	50,000		52,327
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Amgen Inc., senior note, 3.45%, 10/01/20	United States	50,000		50,345
Celgene Corp., senior bond, 3.95%, 10/15/20	United States	50,000		50,948
				101,293
Technology Hardware & Equipment 0.2%
HP Inc., senior note, 3.75%, 12/01/20	United States	9,000		9,097
Utilities 7.5%
Alabama Power Co., senior note, 3.375%, 10/01/20	United States	100,000		100,357
Exelon Corp., senior note, 5.15%, 12/01/20	United States	50,000		51,521
Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States	50,000		50,654
Pacific Gas & Electric Co., senior note, 3.50%, 10/01/20	United States	100,000		100,045
				302,577
Total Corporate Bonds (Cost $3,015,925)				2,980,391
Foreign Government and Agency Securities 4.9%
Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational[b]	100,000		98,675
International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational[b]	100,000		98,709
Total Foreign Government and Agency Securities
(Cost $201,026)				197,384
U.S. Government and Agency Securities 17.1%
FHLB, 3.125%, 12/11/20	United States	200,000		201,573
U.S. Treasury Note,
2.625%, 11/15/20.	United States	145,000		144,867
2.00%, 11/30/20	United States	145,000		142,927
2.375%, 12/31/20.	United States	205,000		203,699
Total U.S. Government and Agency Securities
(Cost $706,764)				693,066
Total Investments before Short Term Investments (Cost $3,923,715)				3,870,841

		Shares

Short Term Investments (Cost $113,431) 2.8%

Money Market Funds 2.8%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.64%	United States	113,431		113,431
Total Investments (Cost $4,037,146) 98.3%				3,984,272
Other Assets, less Liabilities 1.7%				66,950
Net Assets 100.0%.				$4,051,222

			|	10

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)

See Abbreviations on page 22.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
August 31, 2018, the value of this security was $52,274, representing 1.3% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 3 regarding investments in FT Underlying Funds.

|11

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2018 (unaudited)
Franklin Payout 2021 Fund
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds 73.1%
Capital Goods 12.2%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$98,209
Caterpillar Financial Services Corp., senior note, 1.931%, 10/01/21	United States	100,000	96,445
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	98,562
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	104,140
John Deere Capital Corp., senior bond, 3.15%, 10/15/21.	United States	100,000	100,179
			497,535
Consumer Services 2.4%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	49,622
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	49,500
			99,122
Diversified Financials 5.0%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21.	United States	100,000	101,022
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21.	United States	100,000	102,489
			203,511
Energy 11.2%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	101,171
Equinor ASA, senior note, 2.75%, 11/10/21	Norway	100,000	98,896
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	100,486
The Williams Companies Inc., senior note, 4.00%, 11/15/21	United States	50,000	50,678
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	103,565
			454,796
Food & Staples Retailing 2.4%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	49,383
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	49,905
			99,288
Food, Beverage & Tobacco 3.7%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	49,691
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	99,230
			148,921
Health Care Equipment & Services 3.8%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	51,717
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	100,803
			152,520
Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	51,769
Materials 4.7%
Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	99,834
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	51,039
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	40,000	41,404
			192,277
Pharmaceuticals, Biotechnology & Life Sciences 6.3%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	100,000	103,417
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	98,833
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	51,618
			253,868

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)
	Country/	Principal
	Organization	Amount*		Value
Corporate Bonds (continued)
Real Estate 3.8%
American Tower Corp., senior note, 5.90%, 11/01/21	United States	$50,000		$53,433
Simon Property Group LP, senior bond, 4.125%, 12/01/21.	United States	100,000		102,600
				156,033
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000		101,078
Software & Services 2.5%
International Business Machines Corp., senior note, 2.90%, 11/01/21.	United States	100,000		99,465
Technology Hardware & Equipment 2.6%
Thomas & Betts Corp., senior bond, 5.625%, 11/15/21	United States	100,000		106,744
Telecommunication Services 3.8%
[a] Telstra Corp. Ltd., senior bond, 144A, 4.80%, 10/12/21	Australia	100,000		103,487
Verizon Communications Inc., senior note, 3.00%, 11/01/21	United States	50,000		49,733
				153,220
Transportation 1.2%
Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000		49,932
Utilities 3.7%
Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000		50,268
Pacific Gas & Electric Co., senior note, 3.25%, 9/15/21	United States	100,000		98,532
				148,800
Total Corporate Bonds (Cost $3,007,754)				2,968,879
Foreign Government and Agency Securities (Cost $100,092) 2.4%
European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000		97,810
U.S. Government and Agency Securities 17.4%
FFCB, 2.00%, 12/01/21.	United States	200,000		195,080
FHLB, 2.625%, 12/10/21	United States	200,000		198,804
U.S. Treasury Note,
1.875%, 11/30/21.	United States	160,000		155,856
2.125%, 12/31/21.	United States	160,000		157,007
Total U.S. Government and Agency Securities
(Cost $722,186)				706,747
Municipal Bonds (Cost $109,172) 2.6%
California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000		108,290
Total Investments before Short Term Investments (Cost $3,939,204)				3,881,726

		Shares

Short Term Investments (Cost $124,424) 3.1%

Money Market Funds 3.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.64%	United States	124,424		124,424
Total Investments (Cost $4,063,628) 98.6%				4,006,150
Other Assets, less Liabilities 1.4%				56,043
Net Assets 100.0%.				$4,062,193

			|	13

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)

See Abbreviations on page 22.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
August 31, 2018, the value of this security was $103,487, representing 2.6% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 3 regarding investments in FT Underlying Funds.

|14

	FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2018 (unaudited)
Franklin Payout 2022 Fund
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds 69.6%
Banks 9.7%
Bank of America Corp., senior note, 2.503%, 10/21/22	United States	$100,000	$96,237
Bank of Montreal, senior note, 2.55%, 11/06/22	Canada	100,000	96,913
Citigroup Inc., senior note, 2.70%, 10/27/22.	United States	50,000	48,354
JPMorgan Chase & Co., senior note, 3.25%, 9/23/22	United States	100,000	99,485
			340,989
Capital Goods 9.7%
Caterpillar Financial Services Corp., senior note, 2.55%, 11/29/22	United States	100,000	97,447
General Dynamics Corp., senior bond, 2.25%, 11/15/22	United States	100,000	96,130
General Electric Co., senior note, 2.70%, 10/09/22	United States	100,000	97,560
Raytheon Co., senior bond, 2.50%, 12/15/22	United States	50,000	48,807
			339,944
Commercial & Professional Services 1.4%
Equifax Inc., senior note, 3.30%, 12/15/22.	United States	50,000	49,107
Diversified Financials 2.8%
American Express Co., senior note, 2.65%, 12/02/22	United States	100,000	96,851
Energy 5.6%
[a] APT Pipelines Ltd., senior note, 144A, 3.875%, 10/11/22	Australia	50,000	50,056
ONEOK Partners LP, senior bond, 3.375%, 10/01/22	United States	50,000	49,436
[a] Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	United States	100,000	97,164
			196,656
Food & Staples Retailing 2.8%
Walmart Inc., senior note, 2.35%, 12/15/22	United States	100,000	97,144
Food, Beverage & Tobacco 2.8%
Philip Morris International Inc., senior note, 2.50%, 11/02/22	United States	100,000	96,684
Health Care Equipment & Services 2.8%
UnitedHealth Group Inc., senior note, 2.375%, 10/15/22	United States	100,000	96,570
Household & Personal Products 2.8%
Colgate-Palmolive Co., senior note, 2.25%, 11/15/22	United States	100,000	97,007
Insurance 8.4%
[a] Massmutual Global Funding II, secured note, 144A, 2.50%, 10/17/22	United States	100,000	96,981
Metlife Inc., senior bond, 3.048%, 12/15/22	United States	100,000	98,884
[a] Swiss Re Treasury U.S. Corp., senior note, 144A, 2.875%, 12/06/22.	Switzerland	100,000	97,410
			293,275
Materials 1.4%
The Dow Chemical Co., senior bond, 3.00%, 11/15/22	United States	50,000	49,005
Media 2.7%
The Walt Disney Co., senior bond, 2.35%, 12/01/22	United States	100,000	96,468
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AbbVie Inc., senior note, 2.90%, 11/06/22	United States	50,000	48,823
Real Estate 1.4%
Realty Income Corp., senior bond, 3.25%, 10/15/22	United States	50,000	49,602
Software & Services 4.2%
Fiserv Inc., senior bond, 3.50%, 10/01/22	United States	50,000	49,801
International Business Machines Corp., senior note, 2.875%, 11/09/22	United States	100,000	98,457
			148,258

Quarterly Statement of Investments | See Notes to Statements of Investments. | 15

FRANKLIN FUND ALLOCATOR SERIES STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2022 Fund (continued)

	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds (continued)
Technology Hardware & Equipment 1.4%
NetApp Inc., senior bond, 3.25%, 12/15/22	United States	$50,000	$49,069
Telecommunication Services 1.4%
Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States	50,000	48,165
Transportation 2.8%
United Parcel Service Inc., senior bond, 2.45%, 10/01/22	United States	100,000	97,224
Utilities 4.1%
AEP Texas Inc., senior note, 2.40%, 10/01/22	United States	50,000	48,058
NiSource Inc., senior note, 2.65%, 11/17/22	United States	50,000	48,263
Public Service Enterprise Group Inc., senior note, 2.65%, 11/15/22	United States	50,000	48,266
			144,587
Total Corporate Bonds (Cost $2,479,797)			2,435,428
Foreign Government and Agency Securities 5.5%
International Bank for Reconstruction and Development, senior note, 1.875%, 10/07/22	Supranational[b]	100,000	96,140
International Finance Corp., 2.00%, 10/24/22	Supranational[b]	100,000	96,605
Total Foreign Government and Agency Securities
(Cost $195,006)			192,745
U.S. Government and Agency Securities 17.7%
FHLB,
1.875%, 12/09/22.	United States	150,000	144,090
2.50%, 12/09/22	United States	150,000	148,053
U.S. Treasury Note,
1.625%, 11/15/22.	United States	170,000	162,506
2.00%, 11/30/22	United States	170,000	164,973
Total U.S. Government and Agency Securities
(Cost $624,183)			619,622
Commercial Mortgage-Backed Securities 4.2%
Diversified Financials 4.2%
American Express Credit Account Master Trust, 2017-7, A, 2.35%, 5/15/25.	United States	100,000	97,334
Capital One Multi-Asset Execution Trust, 2017-A6, A6, 2.29%, 7/15/25.	United States	50,000	48,507
Total Commercial Mortgage-Backed Securities (Cost $147,176)			145,841
Total Investments before Short Term Investments (Cost $3,446,162)			3,393,636

		Shares

Short Term Investments (Cost $46,758) 1.4%

Money Market Funds 1.4%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.64%	United States	46,758	46,758
Total Investments (Cost $3,492,920) 98.4%			3,440,394
Other Assets, less Liabilities 1.6%			57,208
Net Assets 100.0%.			$3,497,602

|16

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2022 Fund (continued)

See Abbreviations on page 22.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
August 31, 2018, the aggregate value of these securities was $341,611, representing 9.8% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 3 regarding investments in FT Underlying Funds.

|17

FRANKLIN FUND ALLOCATOR SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty-three separate funds, eight of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|18

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS

The Funds, which are managed by Franklin Advisers, Inc. (Advisers), invest in FT Underlying Funds which are managed by Advisers or its affiliates. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in FT Underlying Funds for the three months ended August 31, 2018, were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	1,205	170	(131)	1,244	$132,266	$—	$1,006	$7,677
Franklin Low Duration Total Return Fund, Class R6	39,966	5,287	(2,078)	43,175	419,231	3,191	(413)	28
Franklin Mutual European Fund, Class R6	2,876	145	(570)	2,451	51,020	—	755	(1,111)
Franklin Strategic Income Fund, Class R6	36,404	4,741	(1,940)	39,205	375,972	4,390	(594)	497
Institutional Fiduciary Trust Money Market Portfolio,
1.64%	64,807	477,943	(434,655)	108,095	108,095	307	—	—
Templeton Global Total Return Fund, Class R6	28,324	3,660	(4,234)	27,750	317,189	4,941	(756)	(8,129)
Total Affiliated Securities.					$1,403,773	$12,829	$(2)	$(1,038)

Franklin NextStep Growth Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	8,782	584	(766)	8,600	$914,326	$—	$2,568	$60,668
Franklin K2 Alternative Strategies Fund, Class R6	6,910	—	(239)	6,671	77,250	—	48	1,117
Franklin Low Duration Total Return Fund, Class R6	26,694	3,611	(2,054)	28,251	274,321	2,210	(413)	146
Franklin Mutual European Fund, Class R6	20,540	141	(3,836)	16,845	350,707	—	496	(2,650)
Franklin Pelagos Commodities Strategy Fund,
Class R6	22,671	1,675	(1,139)	23,207	151,543	—	56	(9,048)
Franklin Strategic Income Fund, Class R6	24,287	3,327	(1,910)	25,704	246,498	2,998	(605)	584
Institutional Fiduciary Trust Money Market Portfolio,
1.64%	86,213	543,279	(505,922)	123,570	123,570	239	—	—
Templeton Global Total Return Fund, Class R6	19,948	882	(4,720)	16,110	184,133	3,290	(2,421)	(2,977)
Total Affiliated Securities.					$2,322,348	$8,737	$(271)	$47,840

Franklin NextStep Moderate Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	12,416	971	(611)	12,776	$1,358,173	$—	$4,732	$86,705
Franklin K2 Alternative Strategies Fund, Class R6	12,562	280	(220)	12,622	146,162	—	187	1,953
Franklin Low Duration Total Return Fund, Class R6	87,005	8,572	(2,988)	92,589	899,037	7,142	(594)	(259)
Franklin Mutual European Fund, Class R6	31,377	308	(5,311)	26,374	549,110	—	1,244	(4,723)
Franklin Pelagos Commodities Strategy Fund,
Class R6	41,451	3,448	(1,102)	43,797	285,997	—	77	(16,570)
Franklin Strategic Income Fund, Class R6	79,159	8,058	(3,049)	84,168	807,171	9,675	(897)	889
Institutional Fiduciary Trust Money Market Portfolio,
1.64%	75	913,233	(704,054)	209,254	209,254	511	—	—
Templeton Global Total Return Fund, Class R6	60,835	3,241	(9,058)	55,018	628,850	10,661	(4,115)	(13,971)
Total Affiliated Securities.					$4,883,754	$27,989	$634	$54,024

Franklin Payout 2018 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.64%	288,521	66,765	(57,355)	297,931	$297,931	$1,131	$—	$—

Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.64%	225,829	42,523	(156,306)	112,046	$112,046	$703	$—	$—

|19

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.64%	151,792	19,371	(57,732)	113,431	$113,431	$575	$—	$—

Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.64%	258,523	20,238	(154,337)	124,424	$124,424	$775	$—	$—

Franklin Payout 2022 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.64%	35,244	102,044	(90,530)	46,758	$46,758	$138	$—	$—

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin NextStep Conservative Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$3,198,768	$49,747	$—	$3,248,515
Short Term Investments	108,095	—	—	108,095
Total Investments in Securities	$3,306,863	$49,747	$—	$3,356,610

Franklin NextStep Growth Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$7,193,991	$372,620	$—	$7,566,611
Short Term Investments	123,570	—	—	123,570
Total Investments in Securities	$7,317,561	$372,620	$—	$7,690,181

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin NextStep Moderate Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$13,721,132	$564,369	$—	$14,285,501
Short Term Investments	209,254	3,274	—	212,528
Total Investments in Securities	$13,930,386	$567,643	$—	$14,498,029

Franklin Payout 2018 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,501,470	$—	$2,501,470
Foreign Government and Agency Securities	—	99,815	—	99,815
U.S. Government and Agency Securities	—	604,602	—	604,602
Short Term Investments	297,931	—	—	297,931
Total Investments in Securities	$297,931	$3,205,887	$—	$3,503,818

Franklin Payout 2019 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$3,173,135	$—	$3,173,135
U.S. Government and Agency Securities	—	713,866	—	713,866
Short Term Investments	112,046	—	—	112,046
Total Investments in Securities	$112,046	$3,887,001	$—	$3,999,047

Franklin Payout 2020 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,980,391	$—	$2,980,391
Foreign Government and Agency Securities	—	197,384	—	197,384
U.S. Government and Agency Securities	—	693,066	—	693,066
Short Term Investments	113,431	—	—	113,431
Total Investments in Securities	$113,431	$3,870,841	$—	$3,984,272

Franklin Payout 2021 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,968,879	$—	$2,968,879
Foreign Government and Agency Securities	—	97,810	—	97,810
U.S. Government and Agency Securities	—	706,747	—	706,747
Municipal Bonds	—	108,290	—	108,290
Short Term Investments	124,424	—	—	124,424
Total Investments in Securities	$124,424	$3,881,726	$—	$4,006,150

Franklin Payout 2022 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,435,428	$—	$2,435,428
Foreign Government and Agency Securities	—	192,745	—	192,745
U.S. Government and Agency Securities	—	619,622	—	619,622
Commercial Mortgage-Backed Securities	—	145,841	—	145,841
Short Term Investments	46,758	—	—	46,758
Total Investments in Securities	$46,758	$3,393,636	$—	$3,440,394

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aFor detailed categories, see the accompanying Statement of Investments.

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GO	General Obligation

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By _/s/Matthew T. Hinkle__

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  ___/s/Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  October 25, 2018

By  __/s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 25, 2018